Schedule of sensitivity analysis (Details)	12 Months Ended
Jun. 30, 2025
Intangible Assets
Increase in discount rate, precentage	1.00%
Impact on headroom due to increase in discount rate	Decrease headroom by $1.1 million
Decrease in terminal growth rate, precentage	(0.50%)
Impact on headroom due to decrease in terminal growth rate	Decrease headroom by $0.6 million
Decrease in forecast cash flows, precentage	(1.00%)
Impact on headroom due to decrease in forecast cash flows	Decrease headroom by $0.2 million